Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Taiwan Liposome Company, Ltd.
Entity Central Index Key	0001722890
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	84,154,934
Document Shell Company Report	false
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
ICFR Auditor Attestation Flag	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	TW
Entity File Number	001-38746
Entity Incorporation, State or Country Code	F5
Entity Address, Address Line One	11F-1, No. 3 Yuanqu Street
Entity Address, City or Town	Taipei City
Entity Address, Address Line Two	Nangang District
Entity Address, Postal Zip Code	11503
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Entity Address, Country	TW
Entity Address, Address Line One	11F-1, No. 3 Yuanqu Street
Entity Address, City or Town	Taipei City
Entity Address, Address Line Two	Nangang District
Entity Address, Postal Zip Code	11503
Contact Personnel Name	George Yeh
Local Phone Number	2 2655 7377
City Area Code	+886
American Depositary Shares
Document Information [Line Items]
Trading Symbol	TLC
Title of 12(b) Security	American Depositary Shares (ADSs), each representing two common shares, par value NT$10 per common share
Security Exchange Name	NASDAQ
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, par value NT$10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ